NARRAGANSETT INSURED TAX-FREE INCOME FUND
                                Supplement to the
                       Statement of Additional Information
                             Dated October 24, 2008



         The material under the caption "Management of the Trust" is replaced by the following:


                             Management of the Fund

The Board of Trustees

         The business and affairs of the Fund are managed under the direction and control of its Board of Trustees. The Board of Trustees has authority over every aspect of the Fund's operations, including approval of the advisory and any sub-advisory agreements and their annual renewal, contracts with all other service providers and payments under the Fund's Distribution Plan and Shareholder Services Plan.

         The Fund has an Audit Committee, consisting of all of the Trustees who are "independent" and are not "interested persons" of the Fund. The Committee determines what independent registered public accounting firm will be selected by the Board of Trustees, reviews the methods, scope and result of audits and the fees charged, and reviews the adequacy of the Fund's internal accounting procedures and controls. The Audit Committee had two meetings during the last fiscal year.

         The Fund has a Nominating Committee, consisting of all of the non-interested Trustees. The Nominating Committee held one meeting during the last fiscal year. The committee will consider nominees recommended by the shareholders who may send recommendations to the committee in care of the Manager at 380 Madison Avenue, New York, NY 10017.

         On February 27, 2009, Mr. Thomas A. Christopher was elected as a Trustee by the Trustees to fill a vacancy. Mr. William J. Nightingale retired as Trustee effective March 31, 2009.

Trustees and Officers

         The following material includes information about each Trustee, officer and Trustee Emeritus of the Fund. All shares of the Fund listed as owned by the Trustees are Class A Shares unless indicated otherwise.


                                                                            Number of
                        Positions                                           Portfolios      Other Directorships
                        Held with                                           in Fund         Held by Trustee
                        Fund and                                            Complex(3)      (The position held is
Name, Address(1)        Length of         Principal Occupation(s)           Overseen        a directorship unless
and Date of Birth       Service(2)        During Past 5 Years               by Trustee      indicated otherwise.)

Interested
Trustees(4)

Diana P. Herrmann       Trustee since     Vice Chair and Chief Executive        12          ICI Mutual Insurance
New York, NY            2005 and          Officer of Aquila Management                      Company
(02/25/58)              President since   Corporation, Founder of the Aquila
                        1998              Group of Funds(5) and parent of
                                          Aquila Investment Management LLC,
                                          Manager since 2004, President
                                          since 1997, Chief Operating
                                          Officer, 1997-2008, a Director
                                          since 1984, Secretary since 1986
                                          and previously its Executive Vice
                                          President, Senior Vice President
                                          or Vice President, 1986-1997;
                                          Chief Executive Officer and Vice
                                          Chair since 2004, President and
                                          Manager of the Manager since 2003,
                                          and Chief Operating Officer of the
                                          Manager, 2003-2008; Chair, Vice
                                          Chair, President, Executive Vice
                                          President or Senior Vice President
                                          of funds in the Aquila Group of
                                          Funds since 1986; Director of the
                                          Distributor since 1997; Governor,
                                          Investment Company Institute (a
                                          trade organization for the U.S.
                                          mutual fund industry dedicated to
                                          protecting shareholder interests
                                          and educating the public about
                                          investing) and head of its Small
                                          Funds Committee since 2004; active
                                          in charitable and volunteer
                                          organizations.

John J. Partridge       Trustee since     Founding Partner, Partridge Snow &    4           None
Providence, RI          2008              Hahn LLP, a law firm, Providence,
(05/05/40)                                Rhode Island, since 1988, Senior
                                          Counsel, since January 1, 2007;
                                          Assistant Secretary - Advisor to the
                                          Board, Narragansett Insured Tax-Free
                                          Income Fund, 2005-2008, Trustee
                                          2002-2005; director or trustee of
                                          various educational, civic and
                                          charitable organizations, including
                                          Ocean State Charities Trust, Memorial
                                          Hospital of Rhode Island, and The
                                          Pawtucket Foundation.
Non-interested
Trustees

David A. Duffy          Chair of the      Chairman, Rhode Island Convention     1           Delta Dental of Rhode
North Kingstown, RI     Board since       Center Authority since 2003;                      Island
(08/07/39)              2009 and          director (advisory board) of
                        Trustee           Citizens Bank of Rhode Island and
                        since 1995        Connecticut since 1999; retired
                                          Founder, formerly President, Duffy &
                                          Shanley, Inc., a marketing
                                          communications firm, 1973-2003;
                                          Transition Chairman for Gov. Donald
                                          Carcieri (R.I.); past National
                                          Chairman, National Conference for
                                          Community and Justice (NCCJ); Past
                                          Chair, Providence College
                                          President's Council; Past Vice
                                          Chair, Providence College Board of
                                          Trustees; officer or director of
                                          numerous civic and non-profit
                                          organizations including Rhode Island
                                          Hospital.

Thomas A.               Trustee since     Vice President of Robinson, Hughes    4           None
Christopher             2009              & Christopher, C.P.A.s, P.S.C.,
Danville, KY                              since 1977; President, A Good
(12/19/47)                                Place for Fun, Inc., a sports
                                          facility, since 1987; currently or
                                          formerly active with various
                                          professional and community
                                          organizations.

James R. Ramsey         Trustee since     President, University of              2           Community Bank and Trust,
Louisville, KY          2004              Louisville since November 2002;                   Pikeville, KY and Texas
(11/14/48)                                Professor of Economics,                           Roadhouse Inc.
                                          University of Louisville,
                                          1999-present; Kentucky
                                          Governor's Senior Policy Advisor
                                          and State Budget Director,
                                          1999-2002; Vice Chancellor for
                                          Finance and Administration, the
                                          University of North Carolina at
                                          Chapel Hill, 1998 to 1999;
                                          previously Vice President for
                                          Finance and Administration at
                                          Western Kentucky University,
                                          State Budget Director for the
                                          Commonwealth of Kentucky, Chief
                                          State Economist and Executive
                                          Director for the Office of
                                          Financial Management and
                                          Economic Analysis for the
                                          Commonwealth of Kentucky,
                                          Adjunct Professor at the
                                          University of Kentucky,
                                          Associate Professor at Loyola
                                          University-New Orleans and
                                          Assistant Professor at Middle
                                          Tennessee State University.

Laureen L. White        Trustee since     President, Greater Providence         1           None
North Kingstown, RI     2005              Chamber of Commerce, since
(11/18/59)                                2005, Executive Vice President
                                          2004-2005 and Senior Vice
                                          President, 1989-2002;
                                          Executive Counselor to the
                                          Governor of Rhode Island for
                                          Policy and Communications,
                                          2003-2004.

Other Individuals

Trustees Emeritus(6)

Lacy B. Herrmann        Founder and       Founder and Chairman of the           N/A         N/A
New York, NY            Chairman          Board, Aquila Management
(05/12/29)              Emeritus since    Corporation, the sponsoring
                        2005; Chairman    organization and parent of the
                        of the Board of   Manager or Administrator and/or
                        Trustees,         Adviser or Sub-Adviser to each
                        1992-2005         fund of the Aquila Group of
                                          Funds; Chairman of the Manager or
                                          Administrator and/or Adviser or
                                          Sub-Adviser to each since 2004;
                                          Founder and Chairman Emeritus of
                                          each fund in the Aquila Group of
                                          Funds; previously Chairman and a
                                          Trustee of each fund in the
                                          Aquila Group of Funds since its
                                          establishment until 2004 or 2005;
                                          Director of the Distributor since
                                          1981 and formerly Vice President
                                          or Secretary, 1981-1998; Trustee
                                          Emeritus, Brown University and
                                          the Hopkins School; active in
                                          university, school and charitable
                                          organizations.

Vernon R. Alden         Trustee           Retired; former director or           N/A         N/A
Boston, MA              Emeritus since    trustee of various Fortune 500
(04/07/23)              2006              companies, including
                                          Colgate-Palmolive and McGraw Hill;
                                          formerly President of Ohio
                                          University and Associate Dean of
                                          the Harvard University Graduate
                                          School of Business Administration;
                                          Trustee, Narragansett Insured
                                          Tax-Free Income Fund, 1992-2006
                                          and Tax-Free Trust of Oregon,
                                          1988-2001; Trustee Emeritus,
                                          Tax-Free Trust of Oregon since
                                          2006; member of several
                                          Japan-related advisory councils,
                                          including Chairman of the Japan
                                          Society of Boston;  trustee of
                                          various cultural, educational and
                                          civic organizations.

Officers

Charles E.              Executive         Executive Vice President of all       N/A         N/A
Childs, III             Vice President    funds in the Aquila Group of
New York, NY            since 2003        Funds and the Manager and the
(04/01/57)                                Manager's parent since 2003;
                                          Executive Vice President and Chief
                                          Operating Officer of the Manager's
                                          parent since 2008; formerly Senior
                                          Vice President, corporate development,
                                          Vice President, Assistant Vice
                                          President and Associate of the
                                          Manager's parent since 1987; Senior
                                          Vice President, Vice President or
                                          Assistant Vice President of the Aquila
                                          Money-Market Funds, 1988-2003.

Stephen J. Caridi       Senior Vice       Vice President of the Distributor     N/A         N/A
New York, NY            President         since 1995; Vice President,
(05/06/61)              since 1998        Hawaiian Tax-Free Trust since
                                          1998; Senior Vice President,
                                          Narragansett Insured Tax-Free Income
                                          Fund since 1998, Vice President
                                          1996-1997; Senior Vice President,
                                          Tax-Free Fund of Colorado since 2004;
                                          Vice President, Aquila Rocky Mountain
                                          Equity Fund since 2006.

Robert W. Anderson      Chief             Chief Compliance Officer of the       N/A         N/A
New York, NY            Compliance        Fund and each of the other funds
(08/23/40)              Officer since     in the Aquila Group of Funds, the
                        2004 and          Manager and the Distributor since
                        Assistant         2004, Compliance Officer of the
                        Secretary         Manager or its predecessor and
                        since 2000        current parent 1998-2004;
                                          Assistant Secretary of the Aquila
                                          Group of Funds since 2000.

Joseph P. DiMaggio      Chief Financial   Chief Financial Officer of the        N/A         N/A
New York, NY            Officer since     Aquila Group of Funds since 2003
(11/06/56)              2003 and          and Treasurer since 2000.
                        Treasurer since
                        2000

Edward M. W. Hines      Secretary since   Shareholder of Butzel Long, a         N/A         N/A
New York, NY            1992              professional corporation,
(12/16/39)                                counsel to the Fund, since 2007;
                                          Partner of Hollyer Brady Barrett
                                          & Hines LLP, its predecessor as
                                          counsel, 1989-2007; Secretary of
                                          the Aquila Group of Funds.

John M. Herndon         Assistant         Assistant Secretary of the            N/A         N/A
New York, NY            Secretary since   Aquila Group of Funds since 1995
(12/17/39)              1995              and Vice President of the three
                                          Aquila Money-Market Funds since
                                          1990; Vice President of the
                                          Manager or its predecessor and
                                          current parent since 1990.

Lori A. Vindigni        Assistant         Assistant Treasurer of the Aquila     N/A         N/A
New York, NY            Treasurer since   Group of Funds since 2000;
(11/02/66)              2000              Assistant Vice President of the
                                          Manager or its predecessor and
                                          current parent since 1998; Fund
                                          Accountant for the Aquila Group
                                          of Funds, 1995-1998.

(1) The mailing address of each Trustee and officer is c/o Narragansett Insured Tax-Free Income Fund, 380 Madison Avenue, New York, NY 10017.


(2) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(3) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(4) Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Fund. Mr. Partridge is an interested person of the Fund as a senior counsel of the law firm that performs legal services for the Sub-Adviser.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds, which do not include the dormant funds described in footnote 3, are called the "Aquila Group of Funds."

(6) A Trustee Emeritus may attend Board meetings but has no voting power.


                       Securities Holdings of the Trustees
                                (as of 12-31-08)


                                                Dollar Range of Ownership
                                                in Narragansett                Aggregate Dollar Range of
                                                Insured Tax-Free               Ownership in the Aquila
                                                Income Fund(1)                 Group of Funds (1)

Interested Trustees

Diana P. Herrmann                                      C                                  E

John J. Partridge                                      C                                  E

Non-interested Trustees

Thomas A. Christopher                                  C(2)                               E

David A. Duffy                                         C                                  C

James R. Ramsey                                        C                                  E

Laureen L. White                                       B                                  B

(1)  A. None
     B. $1-$10,000
     C. $10,001-$50,000
     D. $50,001-$100,000
     E. over $100,000

(2) As of February 2009.

         None of the non-interested Trustees or their immediate family members holds of record or beneficially any securities of the Manager or the Distributor.

Trustee Compensation

         The Fund does not currently pay fees to any of the Fund's officers or to Trustees affiliated with the Manager or the Sub-Adviser. For its fiscal year ended June 30, 2008, the Fund paid a total of $153,764 in compensation and reimbursement of expenses to the Trustees. No other compensation or remuneration of any type, direct or contingent, was paid by the Fund to its Trustees.

         The Fund is one of the twelve funds in the Aquila Group of Funds, which consists of three money-market funds, seven tax-free municipal bond funds, a high-income corporate bond fund and an equity fund. The following table lists the compensation of all non-interested Trustees who received compensation from the Fund and the compensation they received during the Fund's fiscal year from other funds in the Aquila Group of Funds. None of such Trustees has any pension or retirement benefits from the Fund or any of the other funds in the Aquila Group of Funds.

                                                         Compensation           Number of
                                                         from all funds         boards on
                                    Compensation         in the Aquila          which the
                                    from the             Group of               Trustee
Name                                Fund                 Funds                  serves

David A. Duffy                      $16,500              $16,500                1

Thomas A. Christopher               $     0(1)           $59,554(1)             4

John J. Partridge                   $     0(2)           $17,500(2)             4

James R. Ramsey                     $16,500              $31,000                2

Laureen L. White                    $16,500              $16,500                1


(1) During the fiscal year ended June 30, 2008, the Fund paid $2,517.87 as the Fund's share of compensation and reimbursement of expenses to Thomas A. Christopher as Chair of the Committee of Chairs.

(2) During the fiscal year ended June 30, 2008, the Fund paid $17,912 to John
J. Partridge, Assistant Secretary - Advisor to the Board, in compensation and reimbursement of expenses.

         Class A Shares may be purchased without a sales charge by the Fund's Trustees and officers. (See "Reduced Sales Charges for Certain Purchases of Class A Shares," below.)

                         The date of this supplement is
                                  May 27, 2009

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                         Supplement to the Prospectuses
                     Dated October 24, 2008 as Supplemented
                                December 10, 2008


         The material under the heading "Board of Trustees" on the inside back cover is replaced by the following:

BOARD OF TRUSTEES

David A. Duffy, Chair
Thomas A. Christopher
Diana P. Herrmann
John J. Partridge
James R. Ramsey
Laureen L. White





                         The date of this supplement is
                                  May 27, 2009